Form 13F Cover Page


 Filing for Quarter-Ending:                March 31, 2002

 Check here if Amendment:(  )
 Amendment Number:
 This Amendment:         (  )  is a reinstatement
                         (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                   Croft-Leominster, Inc.
 Address:                300 Water Street, 4th floor
                         Baltimore, MD  21202

 Form 13-F File Number:  28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Carla Prescimone
Title:       Assistant Vice President
Phone:       410-576-0100

Signature, Place, and Date of Signing:

/s/ Carla Prescimone       Baltimore, Maryland                       5/14/02
--------------------------------------------------------------------------------
Signature                    City, State                             Date


Report Type (Check only one):

(X) 13F Holdings Report Check here if all holdings of this reporting manager are reported in this report.

( ) 13F Notice Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).




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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                     NONE
                                                    ------------
Form 13F Information Table Entry Total:
                                                    ------------
Form 13F Information Table Value Total:              $278.9146
                                                    ------------
                                                    (thousands)






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


SECURITY NAME                     TITLE of CLASS          CUSIP         MARKET VALUE          QUANITY
-----------------------------------------------------------------------------------------------------------
Asia Tigers Fund Inc                     COM             04516T105         0.4397                  52,600
Axcelis Technologies, Inc.               COM             054540109         1.2873                  90,023
BJ's Wholesale Club Inc.                 COM             05548J106         0.4463                   9,985
Bank of America Corp                     COM             060505104         3.6128                  53,114
Banc One Corp                            COM             06423A103         0.2757                   6,600
BNKU Litigation Contingent PMT      RT CONTINGENT        065416117         0.0050                  38,752
Becton Dickinson Co                      COM             075887109         0.4615                  12,235
Mer Lynch - Biotech Holders Tr     DEPOSTRY RCPTS        09067D201         0.2648                   2,210
Boise Cascade Corp                       COM             097383103         7.1986                 198,637
Bowater Inc                              COM             102183100         0.2664                   5,350
Burlington Resources Inc                 COM             122014103         0.8269                  20,625
CIGNA Corp                               COM             125509109         0.3464                   3,417
CMS Energy                               COM             125896100         4.6063                 203,550
CP Holders                            DEP RCPTS          12616K106         0.2851                   6,410
Cablevision Systems -NY Grp A          CL A NY           12686C109         2.6690                  78,499
Canadian Pacific Railway Ltd.            COM             13645T100         0.7698                  35,940
Capital One Financial Corp               COM             14040H105         5.2821                  82,726
Central European Equity Fund I           COM             153436100         0.1686                  12,708
Citigroup, Inc.                          COM             172967101        15.7899                 318,859
Clear Channel Communications,            COM             184502102         1.6179                  31,470
Conoco International                     COM             208251504         1.4947                  51,225
CP Ships Ltd.                            COM             22409V102         1.0619                  88,345
Crompton Corp                            COM             227116100         0.6397                  51,796
Devon Energy Corp                        COM             25179M103         4.7554                  98,517
Dow Chemical Co                          COM             260543103         2.9141                  89,062
Eastman Chemical Co.                     COM             277432100         4.9300                 101,045
Eaton Corp                               COM             278058102         5.4978                  67,891
Engelhard Corp                           COM             292845104         0.5902                  19,020
FMC Corp                               COM NEW           302491303         4.7966                 114,422
FMC Technologies, Inc.                   COM             30249U101         2.8158                 141,287
Fairmont Hotels & Resorts                COM             305204109         1.1074                  39,130
Flowserve Corporation                    COM             34354P105         0.9283                  29,000
Fox Entertainment Group                 CL A             35138T107         0.2152                   9,100
Franklin Resources Inc                   COM             354613101         3.2006                  76,350
General Electric Co                      COM             369604103         0.2547                   6,800
Hartford Financial Services Gr           COM             416515104         6.1945                  90,935
HEALTHSOUTH Corp.                        COM             421924101         0.8352                  58,200
Health Net, Inc.                         COM             42222G108         1.0084                  36,750
Hilton Hotels Corp                       COM             432848109         0.6907                  48,300
Honeywell Intl Inc                       COM             438516106        10.7610                 281,187
Ingersoll-Rand                           COM             456866102         2.7700                  55,377
Int'l Business Machines Corp.            COM             459200101         1.3511                  12,991
J.P. Morgan Chase & Co                   COM             46625H100         2.8912                  81,100
Johnson & Johnson                        COM             478160104         2.1800                  33,565
Kansas City Southern                   COM NEW           485170302         0.8556                  53,674
Kennametal, Inc.                         COM             489170100         0.6483                  16,035
Koninklije Philips Electronics     SP ADR NEW 2000       500472303         0.6568                  21,732
Lilly (Eli) & Co                         COM             532457108         0.6782                   8,900
Lincoln National Corp                    COM             534187109         6.3202                 124,586
Lowe's Companies                         COM             548661107        10.1388                 233,130
Lucent Technologies Inc.                 COM             549463107         1.9708                 416,665
Lyondell Chemical Company                COM             552078107         3.9651                 238,715
Marathon Oil Corporation                 COM             565849106         0.4068                  14,125
Masco Corp.                              COM             574599106         0.2004                   7,300
McGraw Hill Inc                          COM             580645109         0.4436                   6,500
McKesson HBOC, Inc                       COM             58155Q103         0.9408                  25,135
Mellon Financial Corp.                   COM             58551A108         1.3263                  34,369
Merck & Co                               COM             589331107         0.3135                   5,445
Millenium Chemicals Inc                  COM             599903101         0.3434                  23,310
Millipore Corp.                          COM             601073109         1.5477                  34,985
Morg Stan Asia-Pacific FD(tend           COM             61744U106         0.2164                  25,462
Morgan Stan India Invt FD                COM             61745C105         0.1409                  14,104
Mykrolis Corporation                     COM             62852P103         0.3524                  23,046
Newell Rubbermaid Co.                    COM             651229106         0.2912                   9,111
News Corp LTD ADR                      ADR NEW           652487703         0.4734                  16,682
Packaging Corp of America                COM             695156109         0.5541                  28,000
Pactiv Corp                              COM             695257105         0.5405                  27,000
Pfizer Inc                               COM             717081103         4.2661                 107,352
Praxair Inc                              COM             74005P104         1.5105                  25,260
Principal Financial Group                COM             74251V102         0.3560                  14,070
Procter & Gamble                         COM             742718109         1.8928                  21,010
Prudential Financial Inc.                COM             744320102         2.9615                  95,380
Qwest Communications Intl Inc.           COM             749121109         1.6424                 199,800
Radian Group Inc.                        COM             750236101         0.2032                   4,140
RadioShack Corporation                   COM             750438103         2.8138                  93,669
Raytheon Co                            ADR NEW           755111507         0.4986                  12,145
SPX Corp                                 COM             784635104        27.0673                 191,180
Schering Plough Corp.                    COM             806605101         7.3395                 234,489
Shaw Group Inc.                          COM             820280105         0.9754                  35,470
Smurfit-Stone Container Corp             COM             832727101        10.0654                 587,244
Stanley Works                            COM             854616109         3.5890                  77,600
Starwood Hotels & Resorts Worl       PAIRED CTF          85590A203         2.7847                  74,042
Stilwell Financial Inc.                  COM             860831106         5.2989                 216,368
Storage Technology Corp.            COM PAR $0.10        862111200         0.9881                  46,085
Target Corporation                       COM             87612E106         3.5863                  83,170
Terex Corporation                        COM             880779103         2.2218                  98,310
Textron Inc                              COM             883203101         5.5427                 108,467
Tyco International Ltd                   COM             902124106        15.5864                 482,251
UnumProvident Corp                       COM             91529Y106         0.2596                   9,295
Varian Medical Systems, Inc.             COM             92220P105         0.9644                  23,580
Varian Inc.                              COM             922206107         1.0889                  28,700
Viad Corp                                COM             92552R109         2.1687                  77,454
Viacom Inc. - Cl B                      CL B             925524308         5.9831                 123,695
Vintage Petroleum, Inc.                  COM             927460105         0.5299                  36,050
Wachovia Corp                            COM             929903102         1.4110                  38,052
Washington Mutual, Inc.                  COM             939322103         3.8601                 116,515
Waste Connections, Inc.                  COM             941053100         0.2279                   6,800
Watson Pharmaceuticals, Inc.             COM             942683103         0.6540                  24,143
Westaim Corp                             COM             956909105         0.1381                  45,423
Wyeth                                    COM             983024100         5.7906                  88,204
Ace Ltd                                  ORD             G0070K103         7.3806                 176,993
Global Crossing Ltd.                     COM             G3921A100         0.0616                  34,200
PartnerRe Ltd                            COM             G6852T105         2.5957                  47,540
Flextronics International Inc            ORD             Y2573F102         0.7801                  42,746

                                                                       $ 278.9146            8,080,008 46
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